Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Expenses by Nature/Purpose

The costs and expenses are presented in the statement of profit and loss by function. The reconciliation of income by nature/purpose is as follows:

	December 31, 2021	December 31, 2020 (restated)	December 31, 2019 (restated)
Commodity cost (natural gas)	(6,137,104)	(3,867,044)	(4,885,497)
Raw materials	(4,631,436)	(3,289,845)	(3,231,169)
Personnel expenses	(1,997,881)	(2,533,429)	(2,244,252)
Depreciation and amortization	(2,504,384)	(2,340,854)	(2,287,877)
Railroad transportation and port elevation expenses	(2,128,043)	(1,897,975)	(1,867,196)
Electricity purchased for resale	(968,503)	(927,913)	—
Construction cost	(1,020,176)	(885,630)	(813,341)
Natural gas transportation cost	(1,074,441)	(753,603)	(703,500)
Other transport	(25,143)	—	—
Selling expenses	(23,638)	(23,387)	(26,168)
Expenses with third-party services	(751,486)	—	—
Other	(897,789)	(731,869)	(460,161)
	(22,160,024)	(17,251,549)	(16,519,161)
Cost of sales	(19,864,248)	(14,999,823)	(14,616,985)
Selling expenses	(723,419)	(661,907)	(666,114)
General and administrative expenses	(1,572,357)	(1,589,819)	(1,236,062)
	(22,160,024)	(17,251,549)	(16,519,161)